Deferred tax - Schedule of temporary differences (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	£ 1,008	£ 0
Deferred tax liabilities, recognised	(7,072)	(7,121)
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), recognised	0	0
Deferred tax asset, not recognised	42,358	31,756
UK | Losses and other deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	41,827	11,480
UK | Short term temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	7,312	2,108
Deferred tax asset, not recognised	531	20,276
UK | Fixed asset temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, recognised	£ (7,312)	£ (2,108)